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                                  SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                                     March 4, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SCHWAB CAPITAL TRUST (FILE NO. 33-62470 AND 811-7704)
         Schwab MarketManager Portfolios(TM)
                  Growth Portfolio
                  Balanced Portfolio
                  Small-Cap Portfolio
                  International Portfolio
         Schwab MarketTrack Portfolios(TM)
                  All Equity Portfolio
                  Growth Portfolio
                  Balanced Portfolio
                  Conservative Portfolio
         Schwab Analytics Fund(R)

         Post-Effective Amendment No. 32

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 1999, for the Schwab MarketManager Portfolios(TM), Schwab MarketTrack Portfolios(TM) and Schwab Analytics Fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment No. 32.


Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.